Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Parenthetical) (Detail) - Parent [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Parent company information [line items]
Dividend income from investments in subsidiaries	$ 12	$ 25
Share of profit (losses) from associated corporations	$ (31)	$ 12